Document and Entity Information	Sep. 23, 2020
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Sep. 23, 2020
Document Effective Date	Sep. 23, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert Long-Term Income Fund | Class A
Risk/Return:
Trading Symbol	CLDAX
Calvert Long-Term Income Fund | Class I
Risk/Return:
Trading Symbol	CLDIX